Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
[custom:InterestInflationAdjustmentsAndExchangeVariationsCapitalizaedInTheContractAsset]	R$ 638,208	R$ 622,803	R$ 300,792
Construction margin	125,603	109,369	R$ 98,402
[custom:CostsOfExpropriationsRecordedInTheContractAsset-0]	R$ 58,682	R$ 62,599